Reconciliation of Number of Shares Used in Computation of Basic and Diluted Net Income Per Ordinary Share (Detail) - shares	3 Months Ended		9 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016
Schedule of Weighted Average Number of Diluted Shares Outstanding [Line Items]
Weighted average number of ordinary shares outstanding for basic net income per ordinary share	54,109,566	55,734,773	54,110,022	55,355,020
Effect of dilutive share options outstanding	646,618	910,466	730,090	1,120,299
Weighted average number of ordinary shares outstanding for diluted net income per ordinary share	54,756,184	56,645,239	54,840,112	56,475,319